Note 8 - Subsequent Events	3 Months Ended
Sep. 30, 2012
Note 8 - Subsequent Events:
Note 8 - Subsequent Events

NOTE 9 – Subsequent Events

No other material events or transactions have occurred through the date the financial statements were issued which required recognition or disclosure in the financial statements.